UNITED STATES
  SECURITIES AND EXCHANGE COMMISSION
  WASHINGTON, D.C. 20549

   FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
   MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number 811-03779


   Name of Fund:  BBH TRUST

BBH Money Market Fund
BBH U.S. Treasury Money Fund
BBH Tax Fee Short/Intermediate Fixed Income Fund
BBH Tax Exempt Money Fund

(Exact name of registrant as specified in charter)
40 Water Street Boston MA., 02109
 (Address of principal executive offices)


 Michael D. Martins, Principal Financial Officer,
BBH Trust, 40 Water Street,
Boston, MA, 02109
Mailing address:  140 Broadway, New York, NY, 10005

(Name and address of agent for service)


Registrant's telephone number,
including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: SEPTEMBER 30, 2004

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH MONEY MARKET FUND -

The Fund's underlying assets are
 invested with the Master Fund
 (BBH US Money Market Portfolio
1940 Act File Number 811-08842)

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)


Principal
Amount											Value
----------											--------
-----


			U.S. TREASURY BILLS (a) (62.2%)
 $36,155,000 		due 10/07/04, 1.547%
$36,145,839
 13,200,000 		due 11/18/04, 1.570%
13,173,424
 4,300,000 			due 12/02/04, 1.545%
4,288,918
 10,365,000 		due 12/09/04, 1.505%
10,335,169
												--------
-----
			Total U.S. Treasury Bills
63,943,350
												--------
-----


			U.S. TREASURY NOTES (37.7%)
 19,405,000 		due 10/31/04, 2.125%
19,421,025
 15,370,000 		due 12/31/04, 1.750%
15,367,849
 4,000,000 			due 04/30/05, 1.625%
3,996,791
												--------
------
			Total U.S. Treasury Notes
38,785,665
												--------
------


TOTAL INVESTMENTS, AT AMORTIZED COST 			 	99.9	%
$102,729,015
OTHER ASSETS IN EXCESS OF LIABILITIES 			 	0.1
117,862
										-------	--------
------


NET ASSETS    								100.0	%
$102,846,877
										------	--------
-----
										------	--------
-----
NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
www.bbhfunds.com


(a) Rates shown are yields to maturity at time of purchase.

      Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may
change and this list is not indicative of future
 portfolio composition.
      These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit
 Insurance Corporation or any other
government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

     	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other
 important subjects is in the Fund's
prospectus, which you should read
	carefully before investing.

     The BBH Fund Family is managed by
Brown Brothers Harriman. The Distributor
 is Edgewood Services, Inc.
     Date of first use: 10/04.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)


Principal
	Maturity		Interest
Amount
	Date			Rate		Value
-----------												--
---------		--------	------

		MUNICIPAL BONDS (98.9%)
		CERTIFICATE OF PARTICIPATION (0.8%)
 $1,060,000 		Platte County, Missouri
	03/01/08		4.000%	$1,112,290

					----------

		EDUCATION (8.5%)
1,935,000 		Alabama State Public School & College Authority
	11/01/05		5.250 	2,007,659
1,000,000 		Arizona State University Revenue
	07/01/08		5.000 	1,093,910
2,400,000 		Connecticut State Health & Educational Facilities
			 Authority*
	10/01/04		1.800 	2,400,000
1,000,000 		Greenville County, South Carolina, School District
	12/01/07		5.000 	1,073,800
575,000 		New York State Dormitory Authority
	02/15/07		3.000 	585,120
2,000,000 		New York State Dormitory Authority
	02/15/07		4.000 	2,080,940
1,500,000 		Texas A & M University Revenue
	05/15/07		5.000 	1,608,750
750,000 		University of Houston, Texas
	02/15/07		3.500 	773,003

					-------------

		Total Education
					11,623,182

					-------------


		ESCROWED TO MATURITY (a) (2.7%)
2,500,000 		Houston, Texas, Water & Sewer System Revenue
	12/01/05		5.000 	2,594,825
1,040,000 		New Mexico Finance Authority, Highway Revenue
	09/01/06		5.000 	1,102,047

					-------------
		Total Escrowed To Maturity
					3,696,872

					-------------


		GENERAL OBLIGATIONS (43.0%)
1,000,000 		Arlington, Texas
	08/15/05		5.200 	1,029,770
2,000,000 		Austin, Texas
	09/01/06		5.000 	2,114,300
1,475,000 		Austin, Texas
	09/01/06		5.250 	1,566,155
1,000,000 		Beaufort County, South Carolina, School District
	03/01/08		4.000 	1,055,030
1,515,000 		Birmingham, Alabama
	07/01/05		5.000 	1,552,542
1,000,000 		Branson, Missouri, School District
	03/01/08		4.000 	1,048,990
200,000 		California State
	02/01/08		5.000 	215,640
450,000 		Carrollton-Farmers Branch, Texas,  Independent School
			 District
	02/15/06		4.000 	463,059
870,000 		Chester County, Pennsylvania
	09/01/08		4.000 	920,251
500,000 		Chicago, Illinois
	01/01/08		4.000 	526,370
1,000,000 		Chicago, Illinois, Metropolitan Water Reclamation District
	12/01/07		5.000 	1,086,150
1,000,000 		Chicago, Illinois, Park District
	01/01/08		4.500 	1,068,260
1,000,000 		Dallas, Texas
	02/15/08		4.000 	1,052,010
1,000,000 		Delaware County, Pennsylvania
	10/01/05		5.300 	1,035,250
1,000,000 		Delaware State
	08/01/07		4.500 	1,067,680
655,000 		Du Page County, Illinois, Forest Preserve District
	11/01/05		6.000 	684,645
500,000 		El Paso, Texas
	08/15/07		4.500 	531,850
650,000 		Florida State Board of Education
	06/01/06		4.000 	672,451
1,400,000 		Georgia State
	08/01/06		4.000 	1,454,684
1,000,000 		Georgia State
	11/01/07		3.000 	1,026,030
1,175,000 		Greensboro, North Carolina
	05/01/08		4.000 	1,244,360
1,000,000 		Guilford County, North Carolina*
	10/01/07		4.000 	1,050,310
1,075,000 		Hamilton County, Tennessee
	10/01/07		4.000 	1,128,761
1,000,000 		Harris County, Texas
	10/01/05		5.000 	1,032,020
1,750,000 		Hawaii State
	02/01/07		5.250 	1,881,688
1,175,000 		Houston, Texas, Independent School District
	07/15/06		3.500 	1,207,477
1,500,000 		Illinois State
	08/01/07		5.000 	1,614,705
1,430,000 		Jordan, Utah, School District
	06/15/08		4.000 	1,512,983
820,000 		Las Vegas-Clark County, Nevada, Library District
	06/01/07		2.750 	827,962
580,000 		Las Vegas-Clark County, Nevada, Library District
	06/01/08		3.000 	587,221
2,000,000 		Massachusetts State
	01/01/07		4.000 	2,084,420
1,725,000 		Milwaukee County, Wisconsin
	08/01/07		4.000 	1,808,990
1,000,000 		Milwaukee, Wisconsin
	09/01/06		5.000 	1,057,150
1,000,000 		Minneapolis, Minnesota
	12/01/05		5.000 	1,037,810
1,000,000 		Mississippi State
	12/01/05		5.000 	1,037,460
505,000 		Ocean Township, New Jersey, Board of Education
	03/01/08		4.250 	537,583
1,090,000 		Oklahoma City, Oklahoma
	03/01/07		4.000 	1,139,366
1,000,000 		Portsmouth, Virginia
	07/01/07		4.000 	1,050,020
2,500,000 		Seattle, Washington*
	08/31/05		1.650 	2,500,000
1,000,000 		Shelby County, Tennessee
	04/01/06		5.000 	1,046,950
1,065,000 		Southington, Connecticut
	09/15/08		2.500 	1,072,178


								NOT FDIC INSURED / NO BANK
GUARNTEE / MAY LOSE VALUE
		www.bbhfunds.com

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

September 30, 2004 (unaudited)


Principal
	Maturity		Interest
Amount
	Date			Rate		Value
-----------												--
---------		--------	------

		MUNICIPAL BONDS (continued)
		GENERAL OBLIGATIONS (continued)
 $2,000,000 	Texas State
	08/31/05		3.000%	$2,023,320
2,500,000 		Texas State
	10/01/06		5.000 	2,648,025
1,000,000 		Texas State
	10/01/07		5.000 	1,081,170
750,000 		Vermont State
	02/01/07		4.000 	783,855
725,000 		Virginia Beach, Virginia
	07/15/07		5.300 	788,082
1,000,000 		Virginia State
	06/01/06		4.000 	1,036,210
1,585,000 		Warren County, Tennessee
	06/01/08		4.250 	1,684,712
2,000,000 		Washington State
	01/01/07		3.500 	2,063,980

					-----------
		Total General Obligations
					58,739,885

					-----------

		HEALTH CARE (1.4%)
1,400,000 		California Statewide Communities Development
			 Authority*
	05/01/07		2.300		1,396,164
500,000 		Harris County, Texas, Health Facilities
			 Development Authority
	12/01/07		5.000		536,900

					-----------

		Total Health Care
					1,933,064

					-----------


		INDUSTRIAL (4.6%)
1,025,000 		Chemung County, New York, Industrial Development Agency
	11/01/06		4.000		1,060,680
3,000,000 		Forsyth, Montana, Pollution Control Revenue*
	10/01/04		1.800 	3,000,000
1,000,000 		La Cygne, Kansas, Environmental Improvement Revenue*
	09/01/05		2.250		998,650
100,000 		Lincoln County, Wyoming, Pollution Control Revenue*
	10/01/04		1.610 	100,000
1,020,000 		Missouri State Environmental Improvement & Energy
			Resources Authority, Pollution Control Revenue
	01/01/06		6.000		1,071,571

					-----------
		Total Industrial
					6,230,901

					-----------


		MISCELLANEOUS (7.0%)
1,000,000 		Alaska State Housing Financial Corp.
	12/01/05		5.000		1,036,880
1,000,000 		Kentucky State Property & Buildings Commission
	02/01/06		5.250 	1,044,720
2,000,000 		New York, New York, City Transitional Finance Authority
	11/01/07		5.000 	2,167,920
2,000,000 		Ohio State Building Authority
	04/01/08		4.500 	2,140,460
1,000,000 		Puerto Rico Housing Finance Authority
	12/01/08		4.500 	1,071,900
1,000,000 		Southcentral Pennsylvania General Authority Revenue*
	12/01/08		4.500 	1,063,760
1,000,000 		Tobacco Settlement Financing Corp., New York
	06/01/07		4.000 	1,038,810

					-----------
		Total Miscellaneous
					9,564,450

					-----------


		PRE-REFUNDED (a) (0.8%)
1,000,000 		Ohio State Public Facilities Commission
	06/01/08		4.700 	1,085,120

					-----------

		SALES TAX (1.6%)
1,100,000 		Illinois State Sales Tax Revenue
	06/15/07		3.000		1,124,332
1,000,000 		Jacksonville, Florida, Sales Tax Revenue
	10/01/05		5.000		1,032,620

					-----------
		Total Sales Tax
					2,156,952

					-----------


		TRANSPORTATION (9.6%)
725,000 		Massachusetts State Federal Highway Grant
	06/15/07		4.200		760,380
1,000,000 		Michigan State Trunk Line Highway Revenue
	10/01/06		5.000		1,059,420
1,000,000 		New Jersey State Transportation Trust
	12/15/06		5.000		1,060,740
1,500,000 		New Mexico State Highway Commission
	06/15/06		5.000		1,579,710
1,000,000 		New York State Thruway Authority
	03/15/08		5.000		1,081,310
2,000,000 		Orlando & Orange County, Florida, Expressway Authority
	07/01/07		4.500		2,125,400
700,000 		Phoenix, Arizona, Street & Highway User Revenue
	07/01/08		4.500		751,723
1,500,000 		Texas State Turnpike Authority
	06/01/07		5.000		1,608,120
2,000,000 		Texas State Turnpike Authority
	06/01/07		4.000		2,092,840
925,000 		Triborough Building & Tunnel Authority, New York
	11/15/06		4.000		965,191

					-----------
		Total Transportation
					13,084,834

					-----------


		UTILITIES (5.7%)
3,000,000 		Austin, Texas, Electric Utilities System Revenue
	11/15/05		5.000		3,105,090
900,000 		Boise-Kuna Irrigation District, Idaho, Hydroelectricity
			Plant Project
	07/01/07		5.250		977,805
1,000,000 		Colorado Springs, Colorado, Utilities Revenue
	11/15/08		5.000 	1,098,290
1,000,000 		Nebraska Public Power District
	01/01/07		4.000 	1,041,090
500,000 		Salt River Project, Arizona
	01/01/08		4.000 	526,050
1,000,000 		St. John's River Power Park, Florida
	10/01/06		5.000		1,058,210

					-----------
		Total Utilities
					7,806,535

					-----------
							NOT FDIC INSURED / NO BANK GUARNTEE /
MAY LOSE VALUE
									www.bbhfunds.com

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

September 30, 2004 (unaudited)


Principal
	Maturity		Interest
Amount
	Date			Rate		Value
-----------												--
---------		--------	------

		MUNICIPAL BONDS (continued)
		WATER/SEWER (13.2%)
 $1,345,000 		Anderson, South Carolina, Water & Sewer Revenue
	07/01/08		4.000%	$1,421,974
2,000,000 		Broward County, Florida, Water & Sewer Revenue
	10/01/07		4.000 	2,104,780
2,500,000 		Dallas, Texas, Waterworks & Sewer System Revenue
	10/01/06		5.000 	2,645,525
1,500,000 		De Kalb County, Georgia, Water & Sewer Revenue
	10/01/05		6.250		1,567,245
485,000 		El Paso, Texas, Water & Sewer Revenue
	03/01/07		4.000 	505,802
980,000 		El Paso, Texas, Water & Sewer Revenue
	03/01/08		4.000 	1,029,647
1,000,000 		Irving, Texas, Waterworks & Sewer Revenue
	08/15/07		4.375 	1,058,830
1,000,000 		Los Angeles, California, Water & Power Revenue
	07/01/07		4.500 	1,065,180
2,000,000 		Metropolitan Water District of Southern California*
	10/01/04		1.800 	2,000,000
1,500,000 		Michigan Municipal Bond Authority, Clean Water Revenue
	10/01/05		5.500 	1,558,365
1,000,000 		Michigan Municipal Bond Authority, Clean Water Revenue
	10/01/06		5.000 	1,060,020
1,000,000 		Ohio State Water Development Authority
	06/01/06		5.000 	1,051,100
1,000,000 		Tarrant Regional Water District, Texas
	03/01/06		4.500 	1,037,580

					-----------
		Total Water/Sewer
					18,106,048

					-----------


 TOTAL INVESTMENTS (Identified cost $134,289,332) (b)
			98.9%		$135,140,133
 OTHER ASSETS IN EXCESS OF LIABILITIES
			1.1		1,569,992

			-----		-------------

 NET ASSETS
			100.0%	$136,710,125

			-----		-------------

			-----		-------------





* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the September 30, 2004 coupon rate.

(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest
 and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement,
 has been accelerated from the originally stated maturity
date.

(b)  The aggregate cost for federal income
 tax purposes is $134,289,332. The aggregate gross unrealized appreciation is $1,075,054, and the aggregate gross unrealized depreciation is $224,253, resulting in net unrealized appreciation of $850,801.




Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings
may change and this list is not indicative
 of future portfolio composition.  These
portfolio holdings are not intended to be
 and do
       not constitute recommendations that
 others buy,  sell, or hold any of the
 securities listed.

For more complete information on the fund,
 call 1-800-625-5759 for a prospectus or
visit www.bbhfunds.com.  You should
 consider the
fund's investment objectives, risks,
charges, and expenses carefully before
you invest. Information about these
and other important
subjects is in the Fund's prospectus,
which you should read carefully before
 investing.

     The BBH Fund Family is managed by
Brown Brothers Harriman. The Distributor
 is Edgewood Services, Inc.
     Date of first use: 10/04.

 NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE www.bbhfunds.com

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)


Principal
		Maturity		Interest
Amount
		Date			Rate		Value
-----------
		-----------		--------	------
		MUNICIPAL BONDS (87.6%)
		CERTIFICATE OF PARTICIPATION (0.5%)
 $2,100,000 		Denver, Colorado, City & Council*
		10/06/04		1.650%	$2,100,000

							-----------


		EDUCATION (13.9%)
6,200,000 		Connecticut State Health & Educational Facilities Authority*
		10/01/04		1.800 	6,200,000
3,900,000 		Connecticut State Health & Educational Facilities Authority*
		10/01/04		1.800 	3,900,000
2,700,000 		Connecticut State Health & Educational Facilities Authority*
		10/06/04		1.590 	2,700,000
625,000 		Kansas City, Missouri, School District Building Corp.
		02/01/05		4.000 	631,138
3,610,000 		Massachusetts State Health & Educational Facilities Authority*
		10/01/04		1.720 	3,610,000
3,000,000 		Massachusetts State Health & Educational Facilities Authority*
		10/07/04		1.640 	3,000,000
1,000,000 		Michigan State University Revenue*
		10/06/04		1.650 	1,000,000
11,500,000 		New Hampshire Health & Education Facilities Authority*
		10/06/04		1.650 	11,500,000
7,800,000 		New Hampshire Health & Education Facilities Authority*
		10/06/04		1.650 	7,800,000
5,395,000 		New Jersey State Educational Facilities Authority*
		10/01/04		1.800 	5,395,000
3,900,000 		New Jersey State Educational Facilities Authority*
		10/01/04		1.560 	3,900,000
800,000 		New Jersey State Educational Facilities Authority
		12/01/04		5.000 	805,176
3,000,000 		Ohio State University Revenue*
		10/07/04		1.650 	3,000,000
1,900,000 		Ohio State University Revenue*
		10/07/04		1.650 	1,900,000
1,000,000 		Ohio State University Revenue*
		10/08/04		1.460 	1,000,000
2,070,000 		Pennsylvania State Higher Educational Facilities Authority*
		10/06/04		1.700 	2,070,000
2,500,000 		University of Missouri Revenue*
		10/01/04		1.720 	2,500,000
1,800,000 		University of Pittsburgh Revenue*
		10/06/04		1.700 	1,800,000

							-----------
		Total Education
							62,711,314

							-----------

		ESCROWED TO MATURITY (a) (0.3%)
1,100,000 		Michigan Municipal Bond Authority, Clean Water Revenue
		10/01/04		5.000 	1,100,000
420,000 		New Jersey State Turnpike Authority
		01/01/05		5.250 	424,019

							------------
		Total Escrowed To Maturity
							1,524,019

							------------


		GENERAL OBLIGATIONS (23.0%)
1,000,000 		Adams County-Ohio Valley Local School District
		12/01/04		6.650 	1,009,086
790,000 		Akron, Ohio
		12/01/04		5.000 	795,021
2,700,000 		California State*
		10/01/04		1.800 	2,700,000
1,000,000 		Chicago, Illinois
		01/01/05		5.000 	1,009,440
1,500,000 		Chicago, Illinois, Metropolitan Water Reclamation District
		12/01/04		5.000 	1,509,146
5,300,000 		Clark County, Nevada, School District*
		10/01/04		1.610 	5,300,000
5,000,000 		Connecticut State*
		10/07/04		1.730 	5,000,000
2,385,000 		District of Columbia*
		10/06/04		1.700 	2,385,000
1,000,000 		Du Page County, Illinois, Forest Preserve District
		11/01/04		3.000 	1,001,714
1,000,000 		Georgia State
		02/01/05		5.000 	1,013,215
1,710,000 		Georgia State
		03/01/05		5.800 	1,741,246
1,700,000 		Georgia State
		05/01/05		4.000 	1,724,565
1,250,000 		Georgia State
		07/01/05		6.000 	1,291,283
1,000,000 		Guilford County, North Carolina
		10/01/04		2.500 	1,000,000
1,100,000 		Gwinnett County, Georgia
		01/01/05		2.000 	1,102,525
1,000,000 		Hawaii State
		03/01/05		6.000 	1,018,885
1,400,000 		Hennepin County, Minnesota*
		10/07/04		1.560 	1,400,000
1,300,000 		Hennepin County, Minnesota*
		10/07/04		1.560 	1,300,000
2,905,000 		Houston, Texas
		03/01/05		2.000 	2,916,915
1,000,000 		Illinois State
		07/01/05		5.000 	1,026,463
5,000,000 		Maryland State
		02/01/05		5.000 	5,063,860
2,750,000 		Maryland State
		03/01/05		5.250 	2,797,840
1,000,000 		Maryland State
		03/01/05		4.000 	1,011,530
1,000,000 		Mecklenburg County, North Carolina
		02/01/05		3.000 	1,006,311
2,000,000 		Minneapolis, Minnesota*
		10/07/04		1.560 	2,000,000
620,000 		Minneapolis, Minnesota*
		10/07/04		1.560 	620,000
205,000 		Minneapolis, Minnesota*
		10/07/04		1.560 	205,000
570,000 		Minneapolis-St. Paul, Minnesota, Metropolitan Area
		03/01/05		3.500 	575,622
755,000 		Montgomery County, Maryland
		02/01/05		5.000 	764,787
5,000,000 		Montgomery County, Maryland
		04/01/05		3.000 	5,049,465
1,000,000 		Montgomery County, Maryland
		05/01/05		5.375 	1,024,150
1,000,000 		Montgomery County, Maryland
		07/01/05		5.700 	1,031,415
2,500,000 		New York, New York*
		10/01/04		1.800 	2,500,000
600,000 		New York, New York*
		10/01/04		1.720 	600,000




						NOT FDIC INSURED / NO BANK GUARNTEE / MAY
LOSE VALUE
										www.bbhfunds.com


BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)

September 30, 2004 (unaudited)


Principal
		Maturity			Interest
Amount
		Date				Rate		Value
-----------
		-----------			--------	------
			MUNICIPAL BONDS (continued)

			GENERAL OBLIGATIONS (continued)

$3,400,000 		New York, New York*
		10/01/04		1.800	%	 	$3,400,000
600,000 		New York, New York*
		10/01/04		1.700 		600,000
2,900,000 		New York, New York*
		10/01/04		1.680 		2,900,000
2,300,000 		New York, New York*
		10/01/04		1.680 		2,300,000
2,000,000 		New York, New York*
		10/01/04		1.680 		2,000,000
1,300,000 		New York, New York*
		10/01/04		1.680 		1,300,000
 900,000 		New York, New York*
		10/01/04		1.680 		900,000
750,000 		New York, New York*
		10/01/04		1.680 		750,000
600,000 		New York, New York*
		10/04/04		1.680 		600,000
3,075,000 		North Carolina State
		03/01/05		5.000 		3,119,416
500,000 		Rapid City, South Dakota, School District
		01/01/05		4.400 		504,117
1,150,000 		Seattle, Washington
		01/15/05		6.000 		1,166,478
3,600,000 		Seattle, Washington*
		08/31/05		1.650 		3,600,000
2,000,000 		South Carolina State
		01/01/05		4.000 		2,014,536
700,000 		South Carolina State
		04/01/05		5.250 		713,815
5,000,000 		Texas State
		08/31/05		3.000 		5,064,375
1,000,000 		Thornton, Colorado
		12/01/04		4.000 		1,004,787
1,500,000 		Virginia State
		06/01/05		4.000 		1,526,713
5,000,000 		Wake County, North Carolina
		03/01/05		3.000 		5,034,870
1,140,000 		Washington Suburban Sanitation District, Maryland
		06/01/05		4.500 		1,162,221
1,000,000 		Washington Suburban Sanitation District, Maryland
		06/01/05		4.500 		1,021,118
2,340,000 		Westchester County, New York
		11/15/04		4.750 		2,350,809

								------------
		Total General Obligations
								103,527,739

								------------


		HEALTH CARE (4.0%)
800,000 		Harris County, Texas, Health Facilities Development Corp.*
		10/01/04		1.720 		800,000
5,500,000 		Illinois Health Care Facilities Authority*
		10/06/04		1.710 		5,500,000
9,000,000 		Montana State Health Facilities Authority*
		10/06/04		1.850 		9,000,000
1,500,000 		Oklahoma State Industries Authority, Hospital Revenue*
		10/01/04		1.720 		1,500,000
1,000,000 		Washington State Health Care Facilities Authority*
		10/01/04		1.660 		1,000,000

								-------------
		Total Health Care
								17,800,000

								-------------

		INDUSTRIAL (9.8%)
2,600,000 		Berkeley County, South Carolina, Pollution Control Revenue*
		10/01/04		1.740 		2,600,000
1,100,000 		California Statewide Communities Development Authority,
			 Pollution Control Revenue*
		10/01/04		1.710 		1,100,000
5,450,000 		Columbia, Alabama, Pollution Control Revenue*
		10/01/04		1.800 		5,450,000
300,000 		Columbia, Alabama, Pollution Control Revenue*
		10/01/04		1.800 		300,000
600,000 		Delaware County, Pennsylvania, Industrial Development

			Authority*
		10/06/04		1.670 		600,000
2,950,000 		Forsyth, Montana, Pollution Control Revenue*
		10/01/04		1.800 		2,950,000
7,800,000 		Harris County, Texas, Pollution Control Revenue*
		10/01/04		1.720 		7,800,000
2,400,000 		Harris County, Texas, Pollution Control Revenue*
		10/01/04		1.610 		2,400,000
1,000,000 		Hurley, New Mexico, Pollution Control Revenue*
		10/01/04		1.740 		1,000,000
5,000,000 		Jackson County, Mississippi, Port Facility Revenue*
		10/01/04		1.740 		5,000,000
3,000,000 		Joliet, Illinois, Regional Port District*
		10/01/04		1.610 		3,000,000
500,000 		Lincoln County, Wyoming, Pollution Control Revenue*
		10/01/04		1.670 		500,000
2,000,000 		Lincoln County, Wyoming, Pollution Control Revenue*
		10/01/04		1.610 		2,000,000
200,000 		Lincoln County, Wyoming, Pollution Control Revenue*
		10/01/04		1.610 		200,000
800,000 		Midlothian, Texas, Pollution Control Revenue*
		10/06/04		1.700 		800,000
2,600,000 		Moffat County, Colorado, Pollution Control Revenue*
		10/01/04		1.720 		2,600,000
1,000,000 		Port Arthur, Texas, Navigation District*
		10/01/04		1.740 		1,000,000
4,700,000 		Union County, New Jersey, Pollution Control Revenue*
		10/01/04		1.610 		4,700,000

								------------
		Total Industrial
								44,000,000

								------------


		MISCELLANEOUS (7.3%)
2,600,000 		California Housing Finance Agency*
		10/07/04		1.480 		2,600,000
1,300,000 		California Housing Finance Agency*
		10/06/04		1.730 		1,300,000
650,000 		California State Public Works Board
		12/01/04		5.250 		654,421
1,365,000 		Clayton County, Georgia, Housing Authority*
		10/07/04		1.500 		1,365,000
1,500,000 		Colorado Housing & Finance Authority*
		10/06/04		1.700 		1,500,000
2,180,000 		Kansas State Development Finance Authority
		08/01/05		3.000 		2,209,080
1,000,000 		Maine Municipal Bond Bank
		11/01/04		4.000 		1,002,529
5,500,000 		Michigan State Housing Development Authority,

			Rental Housing Revenue*
		10/06/04		1.700 		5,500,000

									NOT FDIC INSURED / NO BANK
GUARNTEE / MAY LOSE VALUE
										www.bbhfunds.com



BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)

September 30, 2004 (unaudited)


Principal
		Maturity			Interest
Amount
		Date				Rate		Value
-----------
		-----------			--------	------
		MUNICIPAL BONDS (continued)
		MISCELLANEOUS (continued)
 $900,000 		New York State Local Government Assistance Corp.*
		10/06/04		1.660%		$900,000
5,700,000 		New York, New York, City Transitional Finance Authority*
		10/01/04		1.800 		5,700,000
6,000,000 		New York, New York, City Transitional Finance Authority*
		10/01/04		1.720 		6,000,000
200,000 		New York, New York, City Transitional Finance Authority*
		10/01/04		1.720 		200,000
 500,000 		New York, New York, City Transitional Finance Authority*
		10/01/04		1.710 		500,000
2,170,000 		New York, New York, City Transitional Finance Authority*
		10/06/04		1.700 		2,170,000
1,000,000 		New York, New York, City Transitional Finance Authority*
		10/06/04		1.700 		1,000,000

								-----------
		Total Miscellaneous
								32,601,030

								-----------


		PRE-REFUNDED (a) (9.1%)
1,540,000 		Bexar, Texas, Metropolitan Water District
		05/01/05		6.000 		1,610,845
1,150,000 		Charlotte, North Carolina
		04/01/05		5.300 		1,194,463
1,000,000 		Charlotte, North Carolina
		04/01/05		5.300 		1,039,073
950,000 		Chesapeake, Virginia
		05/01/05		5.500 		990,976
1,100,000 		Hawaii State
		01/01/05		5.900 		1,112,634
1,425,000 		Houston, Texas
		04/01/05		5.250 		1,454,541
6,250,000 		Indiana Bond Bank
		02/01/05		6.750 		6,484,517
2,500,000 		Lakeshore, Michigan, Public Schools
		05/01/05		5.750 		2,585,447
5,000,000 		Maryland State
		03/15/05		5.700 		5,201,126
1,000,000 		Massachusetts State
		11/01/04		6.600 		1,014,709
500,000 		Massachusetts State Water Resources Authority
		12/01/04		5.250 		513,232
750,000 		Michigan State Trunk Line Highway Revenue
		11/15/04		5.500 		769,090
1,000,000 		Minnesota State
		10/01/04		6.000 		1,000,000
1,000,000 		Nebraska Public Power District
		01/01/05		5.500 		1,020,787
1,000,000 		Nebraska Public Power District
		01/01/05		5.250 		1,020,542
800,000 		Nevada State
		02/01/05		6.000 		819,875
500,000 		New Hanover County, North Carolina
		03/01/05		5.400 		515,616
750,000 		North Harris Montgomery Community College District, Texas
		02/15/05		5.650 		761,621
580,000 		Port Arthur, Texas
		02/15/05		5.500 		588,668
2,000,000 		Texas State
		10/01/04		5.750 		2,000,000
1,685,000 		Texas State
		10/01/04		5.750 		1,685,000
1,300,000 		Texas State
		10/01/04		5.750 		1,300,000
500,000 		Texas State
		10/01/04		5.700 		500,000
1,400,000 		Texas State
		10/01/04		5.500 		1,400,000
3,000,000 		Texas State
		04/01/05		5.900 		3,069,929
1,000,000 		Texas State
		04/01/05		5.600 		1,020,809

								----------
		Total Pre-Refunded
								40,673,500

								----------

		SALES TAX (0.3%)
1,455,000 		Orangeburg County, South Carolina, Sales & Use Tax Revenue
		10/01/04		4.000 		1,455,000

								-----------

		SPECIAL TAX (1.2%)
500,000 		Louisiana State Gas & Fuels Tax Revenue
		11/15/04		5.000 		502,401
5,000,000 		Riverside County, California, Special Tax*
		10/06/04		1.720 		5,000,000

								----------
		Total Special Tax
								5,502,401

								----------

		TRANSPORTATION (2.3%)
1,000,000 		Arizona State Transportation Board
		07/01/05		5.750 		1,031,872
770,000 		Massachusetts Bay Transportation Authority
		03/01/05		5.000 		781,226
2,600,000 		Metropolitan Atlanta Rapid Transit Authority
		07/01/05		6.250 		2,694,471
3,200,000 		Metropolitan Transportation Authority, New York*
		10/08/04		1.630 		3,200,000
1,000,000 		New Jersey State Transportation Trust Fund Authority
		12/15/04		6.000 		1,010,184
1,000,000 		New York State Thruway Authority
		04/01/05		6.000 		1,022,249
750,000 		Pennsylvania State Turnpike Commission
		12/01/04		5.000 		754,974

								-----------
		Total Transportation
								10,494,976

								-----------


		UTILITIES (1.7%)

4,600,000 		Municipal Electric Authority of Georgia*
		10/06/04		1.630 		4,600,000
1,000,000 		Nebraska Public Power District
		01/01/05		5.250 		1,009,799
800,000 		Washington State Public Power Supply System*
		10/06/04		1.720 		800,000
1,400,000 		Washington State Public Power Supply System*
		10/06/04		1.700 		1,400,000

								-----------
		Total Utilities
								7,809,799

								-----------



									NOT FDIC INSURED / NO BANK
GUARNTEE / MAY LOSE VALUE
										www.bbhfunds.com




BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)

September 30, 2004 (unaudited)


Principal
		Maturity			Interest
Amount
		Date				Rate		Value
-----------
		-----------			--------	------
		MUNICIPAL BONDS (continued)
		WATER/SEWER (14.2%)
 $900,000 		Arizona Water Infrastructure Finance Authority
		10/01/04		4.000%		$900,000
750,000 		Austin, Texas, Water & Wastewater System Revenue
		11/15/04		5.000 		753,283
1,400,000 		Boston, Massachusetts, Water & Sewer Commission*
		10/07/04		1.590 		1,400,000
1,100,000 		California State Department of Water Resources*
		10/01/04		1.800 		1,100,000
1,800,000 		California State Department of Water Resources*
		10/06/04		1.750 		1,800,000
5,000,000 		California State Department of Water Resources*
		10/07/04		1.650 		5,000,000
1,000,000 		Cobb County, Georgia, Water & Sewer Revenue
		07/01/05		2.000 		1,004,293
1,020,000 		Connecticut State Clean Water Fund
		04/01/05		5.600 		1,040,732
2,200,000 		Detroit, Michigan, Sewage Disposal Revenue*
		10/06/04		1.750 		2,200,000
3,900,000 		Durham, North Carolina, Water & Sewer Revenue*
		10/06/04		1.730 		3,900,000
2,000,000 		Irvine Ranch, California, Water District*
		10/08/04		1.570 		2,000,000
7,200,000 		Massachusetts State Water Resources Authority*
		10/01/04		1.800 		7,200,000
1,550,000 		Massachusetts State Water Resources Authority*
		10/06/04		1.690 		1,550,000
1,000,000 		Massachusetts State Water Resources Authority*
		10/06/04		1.680 		1,000,000
5,900,000 		Massachusetts State Water Resources Authority*
		10/06/04		1.670 		5,900,000
4,000,000 		Massachusetts State Water Resources Authority*
		10/06/04		1.650 		4,000,000
1,000,000 		Memphis, Tennessee, Water Division Revenue
		01/01/05		5.000 		1,009,708
7,800,000 		Metropolitan Water District of Southern California*
		10/01/04		1.800 		7,800,000
780,000 		Michigan Municipal Bond Authority, Clean Water Revenue
		10/01/04		5.000 		780,000
3,000,000 		New Jersey Economic Development Authority, Water

			  Facilities Revenue*
		10/01/04		1.800 		3,000,000
2,100,000 		New York, New York, City Municipal Water Finance Authority*
		10/01/04		1.730 		2,100,000
4,565,000 		New York, New York, City Municipal Water Finance Authority*
		10/01/04		1.660 		4,565,000
2,000,000 		New York, New York, City Municipal Water Finance Authority*
		10/01/04		1.660 		2,000,000
1,000,000 		New York, New York, City Municipal Water Finance Authority*
		10/06/04		1.750 		1,000,000
1,000,000 		Ohio State Solid Waste Revenue*
		08/01/34		1.080 		1,000,000

								------------
		Total Water/Sewer
								64,003,016

								------------
		Total Municipal Bonds
								394,202,794

								------------


		COMMERCIAL PAPER (11.9%)
7,000,000 		City of Houston, Texas
		10/06/04		1.250 		7,000,000
7,000,000 		City of Houston, Texas
		01/04/05		1.370 		7,000,000
3,900,000 		City of San Antonio, Texas
		10/15/04		1.200 		3,900,000
2,500,000 		City of San Antonio, Texas
		10/20/04		1.320 		2,500,000
3,500,000 		Howard County, Maryland
		10/13/04		1.120 		3,500,000
4,000,000 		King County, Washington
		10/12/04		1.300 		4,000,000
6,700,000 		Massachusetts State Health & Educational Facilities Authority
		10/12/04		1.300 		6,700,000
10,000,000 		Montgomery County, Maryland
		10/18/04		1.200 		10,000,000
3,277,000 		Municipal Electric Authority of Georgia
		10/12/04		1.600 		3,277,000
2,000,000 		Municipal Electric Authority of Georgia
		10/12/04		1.600 		2,000,000
3,705,000 		Texas State Public Finance Authority
		11/16/04		1.370 		3,705,000

								-----------
		Total Commercial Paper
								53,582,000

								-----------


 TOTAL INVESTMENTS, AT AMORTIZED COST
					99.5%			$447,784,794
 OTHER ASSETS IN EXCESS OF LIABILITIES
					0.5			2,037,912

					-----			-------------
 NET ASSETS
					100.0%		$449,822,706

					------		-------------

				------		-------------



*	Variable rate instrument. Interest rates change on
 specific dates (such as a coupon or interest payment date). The yield shown represents the
September 30, 2004 coupon rate.


(a)	General obligation or revenue bonds that
have been fully secured or collateralized by an escrow fund consistingof U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

Portfolio holdings are shown as of the date indicated.
 Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.


An investment in money market funds is neither insured nor guaranteed by the Federal Deposit
 Insurance Corporation or any other
government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call
 1-800-625-5759 for a prospectus or visit
  www.bbhfunds.com. You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
 Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.


       The BBH Fund Family is managed by Brown
 Brothers Harriman.  The Distributor is Edgewood
 Services, Inc.

       Date of first use: 10/04.

NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE www.bbhfunds.com









ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the
registrant's disclosure controls and procedures
 as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no significant changes in the
 registrant's internal controls or in
 other factors that could significantly
 affect these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by Rule 30a-2(a)
 under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on Form N-Q of
 BBH Trust on behalf of: BBH Money Market Fund,
 BBH U.S. Treasury Money Fund,
    	BBH Tax Free Short/Intermediate Fixed
income Fund and BBH Tax Exempt Money Fund ("registrant");


2.	Based on my knowledge, this report does
 not contain any untrue statement of
a material fact or omit to
    	state a material fact necessary to make
 the statements made, in light of the
circumstances under which such statements
    	were made, not misleading with
respect to the period covered by this report;

3.	Based on my knowledge, the schedules of
investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. 	The registrant's other certifying officer and
 I are responsible for establishing and maintaining disclosure controls and procedures
     (as defined in rule 30a-3(c) under the Investment
 Company Act of 1940) for the registrant and have:

a.	designed such disclosure controls and
procedures, or caused such disclosure controls
and procedures to be designed
     	under our supervision, to ensure that
 	material information relating to the registrant,
	 including its consolidated
     		subsidiaries, is made known to us by others
 within those entities, particularly during the period
 in which this report     		is being prepared;


b.	designed such internal control over financial
 reporting, or caused such internal control over financial reporting to be
    		designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting
    		and the preparation of financial statements for external purposes in accordance with generally accepted accounting
   		principles.


c.	evaluated the effectiveness of the registrant's
 disclosure controls and procedures and presented in this report our
  		conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing
 		date of this report based on such evaluation;
	 and

d.	disclosed in this report any change in the
 registrant's internal control over financial reporting that occurred
    		during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially
    		affect the registrant's internal control over financial reporting; and

5. 	The registrant's other certifying officer and
 I have disclosed to the registrant's auditors and the audit
   	committee of the registrant's board of directors
 (or persons performing the equivalent functions):

a.	all significant deficiencies and material
 weaknesses in the design or operation of internal control over
    		financial reporting which are reasonably likely to adversely affect the registrant's ability to record,
    		process, summarize, and report financial information; and

b.	any fraud, whether or not material, that involves
 management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  November 19, 2004


/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer








EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Michael D. Martins, certify that:

1.	I have reviewed this report on Form N-Q of
 BBH Trust on behalf of: BBH Money Market Fund,
 BBH U.S. Treasury Money Fund,
    	BBH Tax Free Short/Intermediate Fixed Income
 Fund and BBH Tax Exempt Money Fund ("registrant");


2.	Based on my knowledge, this report does not
contain any untrue statement of a material
 fact or omit to state a material fact
necessary to make the
 statements made, in light of the circumstances under which such statements
    	were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of
investments included in this report, fairly
 present in all material respects the
     	investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. 	The registrant's other certifying officer and
 I are responsible for establishing and maintaining disclosure controls and procedures
     (as defined in rule 30a-3(c) under the Investment
 Company Act of 1940) for the registrant and have:

a.	designed such disclosure controls and
procedures, or caused such disclosure controls
 and procedures to be designed
     		under our supervision, to ensure that
 	material information relating to the registrant, including its consolidated
     		subsidiaries, is made known to us by
	others within those entities, particularly during
	 the period in which this report
     		is being prepared;


b.	designed such internal control over financial
reporting, or caused such internal control over
 financial reporting to be
    		designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting
    		and the preparation of financial statements for external purposes in accordance with generally
	accepted accounting
   		principles.


c.	evaluated the effectiveness of the registrant's
 disclosure controls and procedures and presented in this report our
  		conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
 	90 days prior to the filing
  		date of this report based on such evaluation;
        and

d.	disclosed in this report any change in
the registrant's internal control over financial
 reporting that occurred
    		during  the registrant's most recent
 	fiscal quarter that has materially affected, or is reasonably likely to materially
    		affect the registrant's internal
 	control over financial reporting; and

5. 	The registrant's other certifying officer and
I have disclosed to the registrant's auditors and the
 audit
   	committee of the registrant's board of directors
 (or persons performing the equivalent functions):

a.	all significant deficiencies and material
 weaknesses in the design or operation of internal control over
    		financial reporting which are reasonably likely to adversely affect the registrant's ability to record,
    		process, summarize, and report financial information; and

b.	any fraud, whether or not material, that
involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  November 19, 2004

/s/ Michael D. Martins
==========================
Michael D. Martins
Treasurer - Principal Financial Officer







SIGNATURES


Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this
 report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BBH TRUST
               -------------------------------------


By (Signature and Title)*    /s/ John A. Nielsen
                           --------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  November 19, 2004








Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the Investment Company
 Act of 1940, this
report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Michael D. Martins
                          ----------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date: November 19, 2004


Print name and title of each signing officer under his or her signature.


BBH Trust Sept. 30, 2004 N-Q page 1 of 24 pages